Significant accounting policies - Effect of IFRS on reserves and retained earnings (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017
Reserve for changes in own credit risk
The impact of transferring value changes due to changes in credit risk to the Reserve for changes in own credit risk	SEK (578)
Tax	127
Opening balance under IFRS 9	(451)
Fair-value reserve
Closing balance under IAS 39		SEK 9
Reclassification of instruments from AFS to FVTPL	(12)
Tax	3
Retained earnings
Closing balance under IAS 39		SEK 13,554
The impact of transferring value changes due to changes in credit risk to the Reserve for changes in own credit risk	451
Reclassification of instruments from AFS to FVTPL	9
Effect of IFRS 9 - ECL	18
Tax	(4)
Opening balance under IFRS 9	14,028
Total changes in equity on introduction of IFRS 9	SEK 14